PERSONNEL EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PERSONNEL EXPENSES
Salaries, wages and other benefits	¥ 90,395	¥ 91,560	¥ 78,542
Contributions to retirement schemes (Note 37)	13,190	11,932	8,983
Personnel expenses	¥ 103,585	¥ 103,492	¥ 87,525